Interest Expense on DFA - Summary of Interest Expense on DFA (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Material income and expense [abstract]
Interest expense on DFA		$ 46,457	$ 30,263	$ 13,462
Total interest expense on DFA	[1]	$ 46,457	$ 30,263	$ 13,462

[1]	Development Funding Agreement ("DFA")